Item 1. Report to Shareholders

T. Rowe Price Equity Index 500 Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Equity Index 500 Portfolio
--------------------------------------------------------------------------------

As of 12/31/03

Equity Index 500 Portfolio                                               $8,784

S&P 500 Stock Index                                                      $8,833

12/29/00                                            $10000               $10000

12/31/01                                              8812                 8811

12/31/02                                              6848                 6864

12/31/03                                              8784                 8833

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03                              1 Year             12/29/00

Equity Index 500 Portfolio                           28.27%              -4.22%

S&P 500 Stock Index                                  28.68               -4.05*

*    The benchmark's since-inception performance is from 12/29/00 to 12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Dear Shareholder,

We are pleased to report that your portfolio returned 28.27% in 2003. The portfolio closely tracked but slightly lagged the S&P 500 Stock Index due to expenses.

As you know, the portfolio seeks to match the performance of the Standard & Poor's 500 Stock Index by investing substantially all of its assets in all of the stocks in the index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy. Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                                                       29%

S&P MidCap 400 Index                                                      36%

Russell 2000 Index                                                        47%

Nasdaq Composite                                                          50%

The Major Index Returns chart shows how various domestic market indexes performed over the portfolio's fiscal year. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large-cap stocks, as measured by the S&P 500 Index, were less robust.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                  Equities             Equities
                                                  12/31/02             12/31/03
--------------------------------------------------------------------------------

Financials                                            20.1%                20.3%

Information Technology                                14.2                 17.5

Health Care                                           14.7                 13.2

Consumer Discretionary                                13.2                 11.3

Consumer Staples                                       9.4                 10.7

The Top 5 Sectors table shows how the portfolio's largest sector allocations changed in 2003. As you can see, exposure to financial, information technology, and consumer staples companies increased over the last year, while allocations to health care and consumer discretionary stocks decreased.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman

January 20, 2004

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report

                                  For a share outstanding throughout each period
                                  ----------------------------------------------
                                      Year                             12/29/00
                                     Ended                              Through
                                  12/31/03        12/31/02             12/31/01

NET ASSET VALUE

Beginning of period                  $6.70           $8.73              $10.00

Investment activities

  Net investment income (loss)        0.10            0.09                0.08

  Net realized and
  unrealized gain (loss)              1.78           (2.03)              (1.27)

  Total from
  investment activities               1.88           (1.94)              (1.19)

Distributions

  Net investment income              (0.11)          (0.09)              (0.08)

NET ASSET VALUE

End of period                        $8.47           $6.70               $8.73
                                     -------------------------------------------

Ratios/Supplemental Data

Total return^                        28.27%         (22.29)%            (11.82)%

Ratio of  total expenses to
average net assets                    0.40%           0.40%               0.40%

Ratio of net investment
income (loss) to average
net assets                            1.37%           1.21%               0.98%

Portfolio turnover rate               40.8%           43.7%               32.6%

Net assets, end of period
(in thousands)                       $3,887          $4,475              $5,011

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.
T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report
December 31, 2003

                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

Common Stocks  96.2%

CONSUMER DISCRETIONARY  10.9%

Auto Components  0.2%

Johnson Controls                                        40                    4

Delphi                                                 210                    2

Cooper Tire                                             40                    1

Goodyear Tire & Rubber *                               100                    1

Dana                                                    40                    1

Visteon                                                 20                    0

                                                                              9

Automobiles  0.7%

GM                                                     210                   11

Ford Motor                                             550                    9

Harley-Davidson                                        110                    5

                                                                             25

Distributors  0.1%

Genuine Parts                                          100                    3

                                                                              3

Hotels, Restaurants & Leisure  1.1%

McDonald's                                             440                   11

Carnival                                               210                    8

Marriott, Class A                                      120                    6

International Game Technology                          140                    5

Starbucks *                                            120                    4

Yum! Brands *                                           80                    3

Hilton                                                 140                    2

Wendy's                                                 50                    2

Harrah's Entertainment                                  30                    1

Starwood Hotels & Resorts Worldwide
  Class B, REIT                                         20                    1

Darden Restaurants                                       5                    0

                                                                             43

Household Durables  0.6%

Fortune Brands                                          80                    6

Centex                                                  40                    4

Pulte                                                   30                    3

Whirlpool                                               30                    2

Newell Rubbermaid                                       90                    2

KB Home                                                 20                    2

Snap-On                                                 40                    1

Maytag                                                  40                    1

Black & Decker                                          20                    1

Stanley Works                                           20                    1

American Greetings *                                    30                    1

Tupperware                                              20                    0

Leggett & Platt                                         10                    0

Cavco Industries *                                       2                    0

                                                                             24

Internet & Catalog Retail  0.4%

e-Bay *                                                220                   14

                                                                             14

Leisure Equipment & Products  0.2%

Mattel                                                 160                    3

Eastman Kodak                                           60                    2

Hasbro                                                  60                    1

Brunswick                                               40                    1

                                                                              7

Media  3.9%

Time Warner *                                        1,655                   30

Viacom, Class B                                        600                   27

Comcast, Class A *                                     793                   26

Disney                                                 720                   17

Clear Channel Communications                           210                   10

Gannett                                                 90                    8

Omnicom                                                 90                    8

Tribune                                                110                    6

Univision Communications
  Class A *                                            120                    5

McGraw-Hill                                             60                    4

Knight-Ridder                                           40                    3

New York Times, Class A                                 50                    2

Interpublic Group *                                    150                    2

Dow Jones                                               40                    2

Meredith                                                30                    1

                                                                            151

Multiline Retail  1.0%

Target                                                 300                   11

Kohl's *                                               110                    5

Sears                                                   90                    4

J.C. Penney                                            140                    4

Family Dollar Stores                                   100                    4

Federated Department Stores                             60                    3

May Department Stores                                   90                    3

Dollar General                                         120                    2

Nordstrom                                               60                    2

Dillards                                                60                    1

Big Lots *                                              40                    1

Specialty Retail  2.3%

Home Depot                                             830                   30

Lowe's                                                 270                   15

GAP                                                    300                    7

Best Buy                                               110                    6

TJX                                                    200                    4

Staples *                                              160                    4

Bed Bath & Beyond *                                    100                    4

AutoZone *                                              50                    4

Tiffany                                                 90                    4

The Limited                                            190                    4

RadioShack                                              80                    3

Autonation *                                           100                    2

Sherwin-Williams                                        50                    2

Office Depot *                                          60                    1

Boise Cascade                                           30                    1

Toys "R" Us *                                           30                    0

Circuit City Stores                                     30                    0

                                                                             91

Textiles, Apparel, & Luxury Goods  0.4%

Nike, Class B                                          100                    7

Jones Apparel Group                                     80                    3

V.F.                                                    60                    3

Liz Claiborne                                           60                    2

Reebok                                                  10                    0

                                                                             15

Total Consumer Discretionary                                                422

CONSUMER STAPLES  10.3%

Beverages  2.4%

Coca-Cola                                              870                   44

PepsiCo                                                592                   28

Anheuser-Busch                                         270                   14

Coca-Cola Enterprises                                  150                    3

Brown-Forman, Class B                                   30                    3

Pepsi Bottling Group                                    50                    1

                                                                             93

Food & Staples Retailing  3.3%

Wal-Mart                                             1,600                   85

Walgreen                                               350                   13

Sysco                                                  260                   10

Costco Wholesale *                                     170                    6

Kroger *                                               210                    4

CVS                                                    100                    4

Safeway *                                              150                    3

Albertson's                                            100                    2

Supervalu                                               50                    1

Winn-Dixie                                              60                    1

                                                                            129

Food Products  1.0%

Kellogg                                                150                    6

ConAgra                                                190                    5

Sara Lee                                               230                    5

General Mills                                          110                    5

Heinz                                                  110                    4

Wrigley                                                 70                    4

Hershey Foods                                           50                    4

Archer-Daniels-Midland                                 243                    3

Campbell Soup                                          120                    3

McCormick, Non Voting Shares                            30                    1

                                                                             40

Household Products  1.9%

Procter & Gamble                                       450                   45

Kimberly-Clark                                         190                   11

Colgate-Palmolive                                      200                   10

Clorox                                                 110                    6

                                                                             72

Personal Products  0.5%

Gillette                                               360                   13

Avon Products                                           80                    5

Alberto Culver                                          10                    1

                                                                             19

Tobacco  1.2%

Altria Group                                           760                   41

R.J. Reynolds Tobacco                                   60                    4

UST                                                     90                    3

                                                                             48

Total Consumer Staples                                                      401

ENERGY  5.4%

Energy Equipment & Services  0.7%

Schlumberger                                           220                   12

Halliburton                                            140                    4

Nabors Industries *                                     80                    3

Baker Hughes                                            70                    2

Noble Drilling *                                        60                    2

BJ Services *                                           50                    2

Transocean, Class C *                                   60                    2

Rowan *                                                 40                    1

Oil & Gas  4.7%

Exxon Mobil                                          2,350                   96

ChevronTexaco                                          377                   33

ConocoPhillips                                         250                   16

Apache                                                  89                    7

Occidental Petroleum                                   110                    5

Devon Energy                                            70                    4

Unocal                                                 100                    4

Anadarko Petroleum                                      70                    4

Burlington Resources                                    60                    3

Marathon Oil                                           100                    3

Amerada Hess                                            40                    2

Sunoco                                                  40                    2

Kerr-McGee                                              40                    2

EOG Resources                                           40                    2

Ashland                                                 10                    0

                                                                            183

Total Energy                                                                211

FINANCIALS  19.5%

Capital Markets  3.3%

J.P. Morgan Chase                                      710                   26

Morgan Stanley                                         380                   22

Merrill Lynch                                          320                   19

Goldman Sachs Group                                    160                   16

Bank of New York                                       260                    9

Lehman Brothers                                        110                    8

State Street                                           130                    7

Charles Schwab                                         470                    5

Mellon Financial                                       150                    5

Franklin Resources                                      80                    4

Bear Stearns                                            50                    4

Northern Trust                                          60                    3

Federated Investors, Class B                            60                    2

Janus Capital Group                                     30                    0

                                                                            130

Commercial Banks  5.8%

Bank of America                                        510                   41

Wells Fargo                                            580                   34

Wachovia                                               450                   21

U.S. Bancorp                                           657                   20

Bank One                                               380                   17

FleetBoston Financial                                  370                   16

Fifth Third Bancorp                                    207                   12

National City                                          250                    9

SunTrust                                               110                    8

BB&T                                                   170                    7

PNC Financial Services Group                            90                    5

Marshall & Ilsley                                      110                    4

Charter One Financial                                  119                    4

KeyCorp                                                140                    4

North Fork Bancorporation                              100                    4

Comerica                                                60                    3

AmSouth Bancorporation                                 110                    3

SouthTrust                                              80                    3

Zions Bancorp                                           40                    3

Union Planters                                          75                    2

Synovus Financial                                       80                    2

Huntington Bancshares                                   90                    2

First Tennessee National                                30                    1

Regions Financial                                       30                    1

                                                                            226

Consumer Finance  1.2%

American Express                                       450                   22

MBNA                                                   405                   10

SLM Corporation                                        210                    8

Capital One Financial                                   90                    6

Providian Financial *                                  110                    1

                                                                             47

Diversified Financial Services  2.5%

Citigroup                                            1,870                   91

Moody's                                                 70                    4

Principal Financial Group                               80                    3

                                                                             98

Insurance  4.5%

American International Group                           931                   62

Allstate                                               290                   12

Marsh & McLennan                                       190                    9

MetLife                                                270                    9

Prudential                                             200                    8

Hartford Financial Services                            130                    8

Chubb                                                  100                    7

AFLAC                                                  170                    6

Progressive Corporation                                 70                    6

Travelers Property Casualty, Class B                   328                    6

St. Paul Companies                                     120                    5

Lincoln National                                       110                    4

ACE                                                    100                    4

XL Capital                                              50                    4

John Hancock Financial Services                        100                    4

Loews                                                   60                    3

SAFECO                                                  70                    3

Cincinnati Financial                                    60                    2

Aon                                                     90                    2

MBIA                                                    35                    2

UnumProvident                                          120                    2

Torchmark                                               40                    2

Jefferson Pilot                                         35                    2

Ambac                                                   20                    1

                                                                            173

Real Estate  0.5%

Simon Property Group, REIT                             100                    4

Equity Office Properties                               130                    4

ProLogis Trust, REIT                                   100                    3

Plum Creek Timber                                      100                    3

Equity Residential, REIT                                60                    2

Apartment Investment & Management                       50                    2

                                                                             18

Thrifts & Mortgage Finance  1.7%

Fannie Mae                                             350                   26

Washington Mutual                                      325                   13

Freddie Mac                                            220                   13

Countrywide Financial                                   93                    7

Golden West Financial                                   40                    4

MGIC Investment                                         50                    3

                                                                             66

Total Financials                                                            758

HEALTH CARE  12.7%

Biotechnology  1.1%

Amgen *                                                463                   29

Genzyme *                                              100                    5

Biogen Idec *                                          103                    4

Chiron *                                                60                    3

MedImmune *                                             40                    1

                                                                             42

Health Care Equipment & Supplies  2.0%

Medtronic                                              470                   23

Boston Scientific *                                    280                   10

Zimmer Holdings *                                      103                    7

Baxter International                                   230                    7

Stryker                                                 80                    7

Guidant                                                100                    6

St. Jude Medical *                                      60                    4

Becton, Dickinson                                       70                    3

Waters Corporation *                                    70                    2

Biomet                                                  50                    2

Applied Biosystems Group - Applera                      80                    2

C. R. Bard                                              20                    2

Bausch & Lomb                                           30                    1

Millipore *                                             30                    1

                                                                             77

Health Care Providers & Services  1.7%

UnitedHealth Group                                     220                   13

Cardinal Health                                        150                    9

HCA                                                    190                    8

WellPoint Health Networks *                             60                    6

Aetna                                                   60                    4

AmerisourceBergen                                       70                    4

Anthem *                                                50                    4

McKesson HBOC                                           90                    3

Medco *                                                 85                    3

Tenet Healthcare *                                     155                    2

CIGNA                                                   40                    2

Manor Care                                              60                    2

Humana *                                                90                    2

Quest Diagnostics *                                     20                    1

HealthSouth *                                          210                    1

IMS Health                                              30                    1

Health Management Associates
  Class A                                               30                    1

                                                                             66

Pharmaceuticals  7.9%

Pfizer                                               2,774                   98

Johnson & Johnson                                    1,088                   56

Merck                                                  810                   37

Eli Lilly                                              400                   28

Abbott Laboratories                                    570                   27

Bristol-Myers Squibb                                   670                   19

Wyeth                                                  440                   19

Schering-Plough                                        510                    9

Forest Laboratories *                                  130                    8

Allergan                                                60                    5

Watson Pharmaceuticals *                                50                    2

King Pharmaceuticals *                                 123                    2

                                                                            310

Total Health Care                                                           495

INDUSTRIALS & BUSINESS SERVICES  10.3%

Aerospace & Defense  1.6%

United Technologies                                    160                   15

Boeing                                                 290                   12

Honeywell International                                260                    9

Lockheed Martin                                        150                    8

General Dynamics                                        70                    6

Northrop Grumman                                        62                    6

Raytheon                                               110                    3

Rockwell Collins                                        90                    3

Goodrich                                                70                    2

                                                                             64

Air Freight & Logistics  1.0%

UPS, Class B                                           400                   30

Fedex                                                  100                    7

Ryder System                                            40                    1

                                                                             38

Airlines  0.1%

Southwest Airlines                                     250                    4

Delta                                                   50                    1

                                                                              5

Building Products  0.1%

Masco                                                  170                    5

American Standard *                                     10                    1

                                                                              6

Commercial Services & Supplies  1.0%

Cendant *                                              360                    8

Waste Management                                       220                    7

Apollo Group, Class A *                                 70                    5

H&R Block                                               60                    3

Cintas                                                  60                    3

Avery Dennison                                          50                    3

Pitney Bowes                                            60                    2

R.R. Donnelley                                          70                    2

Robert Half International *                             70                    2

Deluxe Corporation                                      30                    1

Equifax                                                 40                    1

Allied Waste Industries *                               20                    0

Hudson Highland Group *                                  5                    0

                                                                             37

Construction & Engineering  0.1%

Fluor                                                   40                    2

McDermott International *                               30                    0

                                                                              2

Electrical Equipment  0.5%

Emerson Electric                                       140                    9

Rockwell Automation                                     90                    3

Cooper Industries, Class A                              50                    3

American Power Conversion                               80                    2

Thomas & Betts                                          20                    1

Power-One *                                             20                    0

                                                                             18

Industrial Conglomerates  4.0%

General Electric                                     3,570                  109

3M                                                     270                   23

Tyco International                                     715                   19

Textron                                                 30                    2

                                                                            153

Machinery  1.5%

Caterpillar                                            110                    9

Illinois Tool Works                                    100                    8

Danaher                                                 70                    6

Deere                                                   90                    6

Dover                                                  120                    5

Parker Hannifin                                         70                    4

Ingersoll-Rand                                          60                    4

PACCAR                                                  45                    4

Eaton                                                   30                    3

ITT Industries                                          40                    3

Navistar *                                              50                    2

Pall                                                    60                    2

Cummins Engine                                          20                    1

Crane                                                   20                    1

                                                                             58

Road & Rail  0.4%

Union Pacific                                           80                    6

CSX                                                    120                    4

Burlington Northern Santa Fe                           120                    4

Norfolk Southern                                       140                    3

                                                                             17

Trading Companies & Distributors  0.0%

W. W. Grainger                                          40                    2

                                                                              2

Total Industrials & Business Services                                       400

INFORMATION TECHNOLOGY  16.8%

Communications Equipment  2.7%

Cisco Systems *                                      2,480                   60

QUALCOMM                                               270                   14

Motorola                                               770                   11

Corning *                                              400                    4

Lucent Technologies *                                1,460                    4

QLogic *                                                40                    2

Scientific-Atlanta                                      70                    2

JDS Uniphase *                                         490                    2

Comverse Technology *                                  100                    2

Avaya *                                                130                    2

CIENA *                                                160                    1

Tellabs *                                              120                    1

ADC Telecommunications *                               300                    1

Andrew *                                                60                    1

                                                                            107

Computer & Peripherals  3.5%

IBM                                                    600                   56

Dell *                                                 900                   30

Hewlett-Packard                                      1,027                   24

EMC *                                                  730                    9

Sun Microsystems *                                   1,100                    5

Lexmark International, Class A *                        50                    4

Apple Computer *                                       130                    3

Network Appliance *                                    110                    2

NCR *                                                   50                    2

Gateway *                                              130                    1

                                                                            136

Electronic Equipment & Instruments  0.5%

Agilent Technologies *                                 160                    5

Molex                                                  110                    4

Jabil Circuit *                                         80                    2

Sanmina-SCI *                                          170                    2

Symbol Technologies                                    120                    2

Solectron *                                            290                    2

Thermo Electron *                                       50                    1

PerkinElmer                                             70                    1

Tektronix                                               30                    1

                                                                             20

Internet Software & Services  0.3%

Yahoo! *                                               220                   10

Monster Worldwide *                                     70                    1

                                                                             11

IT Services  1.1%

First Data                                             250                   10

Automatic Data Processing                              230                    9

Paychex                                                110                    4

Electronic Data Systems                                160                    4

Fiserv *                                                90                    3

SunGard Data Systems *                                 100                    3

Concord EFS *                                          180                    3

Computer Sciences *                                     60                    3

Sabre Holdings                                          90                    2

Convergys *                                             90                    2

Unisys *                                               100                    1

                                                                             44

Office Electronics  0.1%

Xerox *                                                280                    4

                                                                              4

Semiconductor & Semiconductor Equipment  4.1%

Intel                                                2,320                   75

Texas Instruments                                      550                   16

Applied Materials *                                    590                   13

Analog Devices                                         140                    6

Xilinx *                                               160                    6

Maxim Integrated Products                              110                    5

Broadcom, Class A *                                    140                    5

Linear Technology                                      100                    4

National Semiconductor *                               100                    4

Novellus Systems *                                      90                    4

KLA-Tencor *                                            60                    4

Micron Technology *                                    240                    3

Altera *                                               120                    3

Teradyne *                                             100                    3

Advanced Micro Devices *                               130                    2

NVIDIA *                                                80                    2

PMC-Sierra *                                            90                    2

LSI Logic *                                            110                    1

Applied Micro Circuits *                                60                    0

                                                                            158

Software  4.5%

Microsoft                                            3,840                  106

Oracle *                                             1,890                   25

Electronic Arts *                                      140                    7

Computer Associates                                    200                    5

VERITAS Software *                                     130                    5

Adobe Systems                                          120                    5

Intuit *                                                70                    4

Symantec *                                             100                    3

PeopleSoft *                                           140                    3

Siebel Systems *                                       180                    2

Mercury Interactive *                                   40                    2

Novell *                                               170                    2

Citrix Systems *                                        70                    1

Autodesk                                                50                    1

BMC Software *                                          40                    1

Parametric Technology *                                180                    1

Compuware *                                             70                    0

Total Information Technology                                                653

MATERIALS  2.8%

Chemicals  1.3%

DuPont                                                 340                   16

Dow Chemical                                           298                   12

Praxair                                                110                    4

PPG Industries                                          60                    4

Air Products and Chemicals                              70                    4

International Flavors & Fragrances                      60                    2

Engelhard                                               60                    2

Sigma Aldrich                                           30                    2

Rohm & Haas                                             30                    1

Eastman Chemical                                        30                    1

Monsanto                                                40                    1

Ecolab                                                  40                    1

Hercules *                                              70                    1

Great Lakes Chemical                                    20                    0

                                                                             51

Construction Materials  0.1%

Vulcan Materials                                        70                    3

                                                                              3

Containers & Packaging  0.2%

Sealed Air *                                            40                    2

Bemis                                                   30                    2

Pactiv *                                                60                    2

Temple-Inland                                           20                    1

Ball                                                    20                    1

                                                                              8

Metals & Mining  0.8%

Alcoa                                                  350                   13

Newmont Mining                                         140                    7

Phelps Dodge                                            50                    4

Freeport McMoRan Copper Gold                            60                    3

USX-U.S. Steel Group                                    60                    2

Nucor                                                   30                    2

Worthington Industries                                  60                    1

Allegheny Technologies                                  30                    0

                                                                             32

Paper & Forest Products  0.4%

International Paper                                    160                    7

Weyerhaeuser                                            70                    5

MeadWestvaco                                           108                    3

Georgia-Pacific                                         50                    2

Louisiana Pacific *                                     20                    0

                                                                             17

Total Materials                                                             111

TELECOMMUNICATION SERVICES  3.2%

Diversified Telecommunication Services  2.7%

Verizon Communications                                 980                   34

SBC Communications                                   1,120                   29

BellSouth                                              620                   18

AT&T                                                   294                    6

Sprint                                                 310                    5

Alltel                                                 100                    5

Centurytel                                              80                    3

Qwest Communications
  International *                                      580                    2

Citizens Communications *                              110                    1

                                                                            103

Wireless Telecommunication Services  0.5%

Nextel Communications, Class A *                       340                   10

AT&T Wireless *                                        997                    8

Sprint PCS *                                           370                    2

                                                                             20

Total Telecommunication Services                                            123

TRUSTS & MUTUAL FUNDS  1.6%

Trusts & Mutual Funds  1.6%

SPDR Trust                                             550                   61

Total Trusts & Mutual Funds                                                  61

UTILITIES  2.7%

Electric Utilities  1.9%

Southern Company                                       260                    8

Exelon                                                 110                    7

Dominion Resources                                     100                    6

FPL Group                                               70                    5

Progress Energy                                         90                    4

Entergy                                                 70                    4

American Electric Power                                130                    4

PPL                                                     90                    4

CINergy                                                100                    4

DTE Energy                                              90                    4

FirstEnergy                                             93                    3

PG&E *                                                 110                    3

Consolidated Edison                                     70                    3

Ameren                                                  60                    3

TXU                                                    110                    3

XCEL Energy                                            140                    2

Edison International *                                  70                    1

Teco Energy                                             90                    1

CenterPoint Energy                                     120                    1

Allegheny Energy *                                      70                    1

Pinnacle West Capital                                   20                    1

CMS Energy *                                            70                    1

                                                                             73

Gas Utilities  0.3%

Sempra Energy                                          110                    3

Kinder Morgan                                           50                    3

NiSource                                               100                    2

KeySpan                                                 40                    1

Peoples Energy                                          20                    1

NICOR                                                   20                    1

                                                                             11

Multi-Utilities & Unregulated Power  0.5%

Duke Energy                                            310                    6

Public Service Enterprise                               90                    4

Constellation Energy Group                             100                    4

El Paso Energy                                         241                    2

AES *                                                  190                    2

Williams Companies                                     130                    1

Calpine *                                              160                    1

Dynegy *                                               130                    1

                                                                             21

Total Utilities                                                             105

Total Common Stocks (Cost  $3,472)                                        3,740

Short-Term Investments  3.7%

U.S. Treasury Obligations 0.8%

U.S. Treasury Bills
  0.97%, 6/17/04 ++                                 30,000                   30

                                                                             30

Money Market Fund  2.9%

T. Rowe Price Reserve Investment
  Fund, 1.13% #                                    112,572                  113

                                                                            113

Total Short-Term Investments
(Cost  $142)                                                                143

Total Investments in Securities

99.9% of Net Assets (Cost $3,614)                                        $3,883
                                                                         ------

T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report
December 31, 2003

                                                                          Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

Futures Contracts

                                                   Contract         Unrealized
                                  Expiration       Value            Gain (Loss)
                                 -----------       --------         -----------
Long, 2 S&P 500 EMINI Index
contracts $10 par of 0.97%
U.S. Treasury Bills
pledged as initial margin         3/04      $           111     $             5

Net payments (receipts) of
variation margin to date                                                     (5)

Variation margin receivable (payable)
on open futures contracts

ss.  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

Assets

Investments in securities, at value (cost $3,614)          $              3,883

Other assets                                                                 53

Total assets                                                              3,936

Liabilities

Total liabilities                                                            49

NET ASSETS                                                 $              3,887
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $             (1,033)

Net unrealized gain (loss)                                                  274

Paid-in-capital applicable to 459,016 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                        4,646

NET ASSETS                                                 $              3,887
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               8.47
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

  Dividend Income                                          $                 74

  Investment management and administrative expense                           17

Net investment income (loss)                                                 57

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               (853)

  Futures                                                                    28

  Net realized gain (loss)                                                 (825)

Change in net unrealized gain (loss)

  Securities                                                              1,830

  Futures                                                                     6

  Change in net unrealized gain (loss)                                    1,836

Net realized and unrealized gain (loss)                                   1,011

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,068
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $            57      $            59

  Net realized gain (loss)                            (825)                (165)

  Change in net unrealized gain or loss              1,836               (1,120)

  Increase (decrease) in net assets from
  operations                                         1,068               (1,226)

Distributions to shareholders

  Net investment income                                (60)                 (59)

Capital share transactions *

  Shares sold                                        1,673                4,944

  Distributions reinvested                              60                   59

  Shares redeemed                                   (3,329)              (4,254)

  Increase (decrease) in net assets from capital
  share transactions                                (1,596)                 749

Net Assets

Increase (decrease) during period                     (588)                (536)

Beginning of period                                  4,475                5,011

End of period                              $         3,887      $         4,475
                                           ---------------      ---------------

*Share information

  Shares sold                                          231                  601

  Distributions reinvested                               8                    8

  Shares redeemed                                     (448)                (515)

  Increase (decrease) in shares outstanding           (209)                  94

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report
December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock IndexRT. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

Short-term debt securities are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,628,000 and $3,295,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal

Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $60,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $            501,000

Unrealized depreciation                                                (232,000)

Net unrealized appreciation (depreciation)                              269,000

Capital loss carryforwards                                           (1,028,000)

Paid-in capital                                                       4,646,000

Net assets                                                 $          3,887,000
                                                           --------------------

Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $5,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $26,000 of capital loss carryforwards that expire in 2009, $183,000 that expire in 2010, and $819,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $              2,000

Paid-in capital                                                          (2,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $3,619,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $15,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Index 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $60,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $60,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Equity Index 500 Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1994

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1994

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
1994

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1994

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Equity Index 500 Portfolio
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

John H. Laporte, CFA
(7/26/45)
1994
[15]

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price

James S. Riepe
(6/25/43)
1994
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price;
Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company; President, Equity Series

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Position(s) Held with Fund

Principal Occupation(s)

E. Frederick Bair, CFA, CPA (12/11/69)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Trust Company

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (12/28/44)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Arthur B. Cecil III, CFA (9/15/42)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Anna M. Dopkin, CFA (9/5/67)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Robert N. Gensler (10/18/57)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Position(s) Held with Fund

Principal Occupation(s)

Eric M. Gerster, CFA (3/23/71)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)
Vice President, Equity Series

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)
Executive Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John D. Linehan, CFA (1/21/65)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Equity Series

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph Milano, CFA (9/14/72)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Larry J. Puglia, CFA (8/25/60)
Executive Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Equity Series

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company

Robert W. Smith (4/11/61)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Michael F. Sola, CFA (7/21/69)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

William J. Stromberg, CFA (3/10/60)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John F. Wakeman (11/25/62)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)
Vice President, Equity Series

Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

R. Candler Young (9/28/71)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly investment banking summer associate, Goldman Sachs & Company (to 1999)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,803                $7,515
     Audit-Related Fees                         446                    --
     Tax Fees                                 2,027                 1,819
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004